CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF COMPREHENSIVE LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating expenses
General and administrative	¥ (108,935)	$ (15,794)	¥ (174,021)	¥ (1,109,340)
Total operating expenses	(299,768)	(43,462)	(353,072)	(1,553,989)
Loss from operations	(210,214)	(30,477)	(181,539)	(1,340,795)
Income (Loss) from Equity Method Investments	292	42	726	797
Other income/(expenses)
Interest income	27,181	3,941	50,041	3,526
Foreign exchange gains/(losses), net	(22,210)	(3,220)	7,030	18,720
Other income, net	6,136	890	2,895	(253)
Loss before income tax expense	(204,019)	(29,578)	(129,064)	(1,351,068)
Net loss	(193,382)	(28,036)	(121,524)	(1,307,956)
Net loss attributable to ordinary shareholders	(193,382)	(28,036)	(121,524)	(1,307,956)
Net loss	(193,382)	(28,036)	(121,524)	(1,307,956)
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of nil tax	27,160		(3,191)	(18,772)
Foreign currency translation adjustment	0		0	0
Comprehensive loss	(166,222)	(24,098)	(124,715)	(1,326,728)
Parent Company [Member]
Operating expenses
General and administrative	(3,593)	(521)	(3,688)	(4,293)
Total operating expenses	(3,593)	(521)	(3,688)	(4,293)
Loss from operations	(3,593)	(521)	(3,688)	(4,293)
Income (Loss) from Equity Method Investments	(198,586)	(28,792)	(124,832)	(1,301,972)
Other income/(expenses)
Foreign exchange gains/(losses), net	5,284	766	4,669	(2,922)
Other income, net	3,513	511	2,327	1,231
Loss before income tax expense	(193,382)	(28,036)	(121,524)	(1,307,956)
Net loss	(193,382)	(28,036)	(121,524)	(1,307,956)
Net loss attributable to ordinary shareholders	(193,382)	(28,036)	(121,524)	(1,307,956)
Net loss	(193,382)	(28,036)	(121,524)	(1,307,956)
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of nil tax	27,160	3,938	(3,191)	(18,772)
Foreign currency translation adjustment	0		0	0
Comprehensive loss	¥ (166,222)	$ (24,098)	¥ (124,715)	¥ (1,326,728)